Consolidated Statements of Cash Flows (Parenthetical) - 0.25% Convertible Senior Note Due 2022	12 Months Ended
Jun. 30, 2018
Debt instrument, interest rate	0.25%
Debt instrument maturity date	Sep. 01, 2022